Segment information (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Segment information	Accounting policy
In line with the strategy and organizational structure of the Group, two reportable segments, “Financial Services” and “Software” and certain non-allocated activities, are presented:
•Financial services: Comprised of the financial services solutions which includes mainly payments solutions, digital banking, credit, insurance solutions as well as the registry business.
•Software: The Software segment includes the following solutions: POS/ERP, TEF and QR Code gateways, reconciliation, CRM, OMS, e-commerce platform, engagement tool, ads solution, and marketplace hub.
•Non allocated activities: Comprised of non-strategic businesses, including results on disposal / discontinuation of non-core businesses.
The Group used and continues to use Adjusted net income (loss) as the measure reported to the Chief Operating Decision Maker (“CODM”), which comprises the Chief Executive Officer (“CEO”) and the Board of Directors, about the performance of each segment.